Subsequent event (Details) - Commitments or contingent liabilities [member] - Norwegian tax authorities, dispute $ in Millions	1 Months Ended
Feb. 28, 2018 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Description of nature of non-adjusting event after reporting period	Statoil received a notice of deviation from Norwegian tax authorities related to an ongoing dispute regarding the level of Research & Development cost to be allocated to the offshore tax regime
Estimated exposure	$ 470